Income Taxes - Summary of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets
Allowance for loan losses	$ 4,640	$ 5,005
Deferred compensation	1,762	1,617
Intangible assets	187	224
Pension costs	277	232
Other	102	99
Deferred tax asset	6,968	7,177
Deferred tax liabilities
Tax depreciation in excess of book depreciation	(97)	(95)
Discount accretion on securities	(58)	(59)
Purchase accounting adjustments	(1,091)	(1,340)
FHLB stock dividends	(1,705)	(1,705)
Unrealized gain on securities available for sale	(1,035)	(1,831)
Other	(256)	(200)
Deferred tax liability	(4,242)	(5,230)
Net deferred tax asset	$ 2,726	$ 1,947